October 2, 2018

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: The Dreyfus Sustainable U.S. Equity Fund, Inc. (the "Registrant")
 1933 Act File No.: 2-40341
 1940 Act File No.: 811-02192
 CIK No.: 0000030167

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 89 to the Registration Statement, electronically filed with the Securities and Exchange Commission on September 27, 2018.

Please address any comments or questions to my attention at (412) 236-3018.

Sincerely,

/s/ Nicole B. Evoy
Nicole B. Evoy
Analyst/Paralegal